Guarantees and Contingent Liabilities - Future Minimum Payments Under Capital Leases and Noncancelable Operating Leases (Detail) $ in Millions	Dec. 31, 2018 USD ($)
Capital Leases
Capital Leases, 2019	$ 17
Capital Leases, 2020	15
Capital Leases, 2021	13
Capital Leases, 2022	10
Capital Leases, 2023	9
Capital Leases, Thereafter	37
Total minimum capital lease payments	101
Less amount representing interest	35
Present value of net minimum capital lease payments	66
Operating Leases
Operating Leases, 2019	291
Operating Leases, 2020	259
Operating Leases, 2021	232
Operating Leases, 2022	195
Operating Leases, 2023	153
Operating Leases, Thereafter	482
Total minimum operating lease payments	$ 1,612